Income Tax Expense (Details) - Schedule of Income Tax Expense (Parentheticals)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Income Tax Expense [Abstract]
Tax at the Australian tax rate, percentage	25.00%	25.00%